Convertible Note Payable (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2019
Convertible Note Payable [Abstract]
Convertible note payable issued to Lind Partners ("Lind") (the "Note")	$ 500,000	$ 500,000
Accrued interest	100,000
Debt issuance face amount	$ 600,000
Description of conversion of debt to equity	Lind was entitled to convert any outstanding amount of the face value of the Note into common shares commencing on May 26, 2019 at a conversion price equal to the higher of (a) 80% of the five day trailing value weighted average price ("VWAP") of the common shares prior to the date of conversion, and (b) the five day trailing VWAP of the shares prior to the date of conversion, less the maximum discount allowable in accordance with TSX rules. The Company had floor price protection such that if any conversion results in an effective conversion price of less than $0.05 per share, then the Company had the right to instead repay the amount that was subject to that conversion for a 5% premium. The Company also had the right to repurchase the Note at the outstanding face value at any time.